DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 2,556	$ 2,946
Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,556	2,946
Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	870
1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,436
Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	250
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional	2,556	2,946
Interest rate swaps and other | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,556	$ 2,946
Interest rate swaps and other | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	870
Interest rate swaps and other | 1 to 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	1,436
Interest rate swaps and other | Thereafter | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 250